Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2011
Registrant Name	DOMINI SOCIAL INVESTMENT TRUST
Central Index Key	0000851680
Amendment Flag	false
Document Creation Date	May 10, 2012
Document Effective Date	May 11, 2012
Prospectus Date	Nov 30, 2011

SUPPLEMENT DATED MAY 11, 2012

Filed pursuant to Rule 497(e)                                 Registration Statement Nos. 33-29180 and 811-05823

Supplement dated May 11, 2012, to the Prospectus dated November 30, 2011, regarding the

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES (DSEFX), CLASS A SHARES (DSEPX),

CLASS R SHARES (DSFRX) AND INSTITUTIONAL SHARES (DIEQX)

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX) AND CLASS A SHARES (DOMAX)

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES (DSBFX) AND INSTITUTIONAL SHARES (DSBIX)

(each a "Fund" and collectively the "Funds")

Under "Principal Investment Strategies" on pages 3, 8, and 13 of the Prospectus, the following is added:

The Fund and the Investment Adviser have received an exemptive order from the SEC to permit them to change a Fund's subadviser without further shareholder approval, subject to the approval of the Fund's Board of Trustees. See "Investment Adviser".

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI SOCIAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Supplement Text Block	dsit_SupplementTextBlock

SUPPLEMENT DATED MAY 11, 2012

Filed pursuant to Rule 497(e)                                 Registration Statement Nos. 33-29180 and 811-05823

Supplement dated May 11, 2012, to the Prospectus dated November 30, 2011, regarding the

DOMINI SOCIAL EQUITY FUND®

INVESTOR SHARES (DSEFX), CLASS A SHARES (DSEPX),

CLASS R SHARES (DSFRX) AND INSTITUTIONAL SHARES (DIEQX)

DOMINI INTERNATIONAL SOCIAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX) AND CLASS A SHARES (DOMAX)

DOMINI SOCIAL BOND FUND®

INVESTOR SHARES (DSBFX) AND INSTITUTIONAL SHARES (DSBIX)

(each a "Fund" and collectively the "Funds")

Under "Principal Investment Strategies" on pages 3, 8, and 13 of the Prospectus, the following is added:

The Fund and the Investment Adviser have received an exemptive order from the SEC to permit them to change a Fund's subadviser without further shareholder approval, subject to the approval of the Fund's Board of Trustees. See "Investment Adviser".

Domini Social Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	dsit_SupplementTextBlock

Under "Principal Investment Strategies" on pages 3, 8, and 13 of the Prospectus, the following is added:

The Fund and the Investment Adviser have received an exemptive order from the SEC to permit them to change a Fund's subadviser without further shareholder approval, subject to the approval of the Fund's Board of Trustees. See "Investment Adviser".

Domini International Social Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	dsit_SupplementTextBlock

Under "Principal Investment Strategies" on pages 3, 8, and 13 of the Prospectus, the following is added:

The Fund and the Investment Adviser have received an exemptive order from the SEC to permit them to change a Fund's subadviser without further shareholder approval, subject to the approval of the Fund's Board of Trustees. See "Investment Adviser".

Domini Social Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	dsit_SupplementTextBlock

Under "Principal Investment Strategies" on pages 3, 8, and 13 of the Prospectus, the following is added:

The Fund and the Investment Adviser have received an exemptive order from the SEC to permit them to change a Fund's subadviser without further shareholder approval, subject to the approval of the Fund's Board of Trustees. See "Investment Adviser".

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI SOCIAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Document Creation Date	dei_DocumentCreationDate	May 10, 2012